Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future minimum payments under noncancelable operating leases
Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2011:

Year
2012	$201.3
2013	147.7
2014	110.4
2015	82.7
2016	60.7
Thereafter	141.5
Total minimum lease payments	$744.3